OTHER LONG-TERM ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Long Term Assets [Abstract]
Deferred tax	$ 3,021	$ 1,011
Financing receivables	1,002	0
Operating lease right-of-use asset	1,489	605
Security deposit	58	0
Other long-term assets	$ 5,570	$ 1,616